Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consists of the following:

	March 31,
	2020	2019
Revolving credit facility	$400,000	$215,000
Receivable securitization facility	75,000	80,700
Finance leases	23,933	31,292
Senior secured notes due 2024	525,000	—
Senior notes due 2021	—	375,000
Senior notes due 2022	300,000	300,000
Senior notes due 2025	500,000	500,000
Less: debt issuance costs	(16,426)	(13,171)

	1,807,507	1,488,821
Less: current portion	7,336	8,201

	$1,800,171	$1,480,620

Schedule of Carrying Amounts and Estimated Fair Values of Long-term Debt
Carrying amounts and the related estimated fair values of the Company’s long-term debt not recorded at fair value in the consolidated financial statements are as follows:

March 31, 2020		March 31, 2019
Carrying Value	Fair Value	Carrying Value	Fair Value
$1,807,507	$1,559,455	$1,488,821	$1,568,037